CAPITAL LEASE OBLIGATIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Capital Lease Obligations
Leased assets, at cost	$ 35,722,000	$ 79,809,000
Accumulated depreciation	(5,631,000)	(36,380,000)
Leased assets, net	30,091,000	43,429,000
Depreciation of assets recorded under capital leases obligations	2,800,000	10,200,000	10,800,000
Interest expense accrued on capital lease obligations	500,000	1,500,000	2,000,000
Future minimum lease payments under capital leases together with the present value of the net minimum lease payments
2011	10,461,000
2012	8,968,000
2013	8,427,000
2014	170,000
2015	71,000
Total minimum lease payments (undiscounted)	28,097,000
Less amount representing interest	(8,342,000)
Present value of net minimum lease payments	19,755,000
Less current portion of lease obligations	(8,882,000)	(3,173,000)
Non-current portion of lease obligations	10,873,000	921,000
Vehicles
Capital Lease Obligations
Leased assets, at cost	33,658,000	9,995,000
Telecommunication equipment
Capital Lease Obligations
Leased assets, at cost	1,235,000	68,547,000
Improvement
Capital Lease Obligations
Leased assets, at cost	829,000	1,096,000
Buildings
Capital Lease Obligations
Leased assets, at cost		171,000
Aircraft
Capital Lease Obligations
Purchase option amount, high end of range	10,400,000
Purchase option amount, low end of range	$ 600,000